Master Netting and Similar Agreements - Repurchase, Reverse Repurchase, and Securities Borrowing Transactions - Securities Purchased Under Agreements To Resell And Collateral Pledged By Counterparties (Details) - USD ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Securities Purchased under Agreements to Resell [Abstract]
Gross amounts of recognized assets	$ 386,443	$ 725,609
Offsetting securities sold under agreements to repurchase	0	0
Net amounts of assets presented in the Statements of Condition	386,443	725,609
Offsetting securities sold under agreements to repurchase	(261)	(259)
Securities collateral (not recognized on FHN’s Statements of Condition)	(382,756)	(720,036)
Net amount	$ 3,426	$ 5,314